Dec. 03, 2020
Brookfield Real Assets Securities Fund
Brookfield Real Assets Securities Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Real Assets Securities Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 3, 2020 to the Funds'
Statutory Prospectus dated April 29, 2020, as supplemented and amended to date

Effective immediately, on page 22 of the Prospectus, under the heading "Brookfield Real Assets Securities Fund – Principal Investment Strategies," the first sentence of the penultimate paragraph is hereby deleted and replaced with the following:

"Asset allocation decisions will be made by Larry Antonatos and Gaal Surugeon."

Please retain this Supplement for reference.